Non-trading investments (Tables)	6 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of AFS debt securities
The following table presents the amortized cost and fair value of major types of AFS debt securities as well as cumulative unrealized gains and unrealized losses recognized through
Accumulated other comprehensive income (loss)
since acquisition as of March 31, 2025 and September 30, 2025.

	Millions of yen
	March 31, 2025
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥25,001	¥—	¥(187)	¥24,814
Japanese agency and municipal securities	81,913	19	(1,495)	80,437
Bank and corporate debt securities	1,790	—	(11)	1,779

Total	¥108,704	¥19	¥(1,693)	¥107,030

	Millions of yen
	September 30, 2025
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥65,008	¥—	¥(248)	¥64,760
Japanese agency and municipal securities	120,963	—	(1,814)	119,149
Bank and corporate debt securities	9,668	—	(69)	9,599

Total	¥195,639	¥—	¥(2,131)	¥193,508

(1)	No allowances for credit losses have been recognized as of March 31, 2025 and September 30, 2025.

Summary of AFS debt securities categorized by contractual maturity
The following table presents the amortized cost and fair value of AFS debt securities, categorized by contractual maturity as of March 31, 2025 and September 30, 2025.

	Millions of yen
	March 31, 2025		September 30, 2025
	Amortized cost (1)	Fair value	Amortized cost (1)	Fair value
Japanese government securities
less than 1 year	¥—	¥—	¥10,001	¥9,977
1 year to 5 years	25,001	24,814	55,007	54,783

Subtotal	¥25,001	¥24,814	¥65,008	¥64,760

Japanese agency and municipal securities
1 year to 5 years	¥81,913	¥80,437	¥120,963	¥119,149

Subtotal	¥81,913	¥80,437	¥120,963	¥119,149

Bank and corporate debt securities
1 year to 5 years	¥1,790	¥1,779	¥9,668	¥9,599

Subtotal	¥1,790	¥1,779	¥9,668	¥9,599

Total	¥108,704	¥107,030	¥195,639	¥193,508

(1)	No allowances for credit losses have been recognized as of March 31, 2025 and September 30, 2025 .

Summary of AFS debt securities in an unrealized loss position
The following table presents the fair value of major types of AFS debt securities that are in an unrealized loss position as of March 31, 2025 and September 30, 2025, and the duration of the unrealized loss status. An unrealized loss exists where the fair value of an individual AFS debt security is less than its amortized cost basis.

	Millions of yen
	March 31, 2025			September 30, 2025
	Fair value	Unrealized losses	Number of debt securities	Fair value	Unrealized losses	Number of debt securities
Japanese government securities
Less than 12 months	¥24,814	¥(187)	4	¥59,864	¥(138)	7
12 months or longer	—	—	—	4,896	(110)	1

Subtotal	¥24,814	¥(187)	4	¥64,760	¥(248)	8

Japanese agency and municipal securities
Less than 12 months	¥68,063	¥(1,495)	72	¥108,024	¥(1,546)	103
12 months or longer	—	—	—	11,125	(268)	15

Subtotal	¥68,063	¥(1,495)	72	¥119,149	¥(1,814)	118

Bank and corporate debt securities
Less than 12 months	¥1,779	¥(11)	3	¥9,599	¥(69)	17

Subtotal	¥1,779	¥(11)	3	¥9,599	¥(69)	17

Total	¥94,656	¥(1,693)	79	¥193,508	¥(2,131)	143